Note 5 - Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
						Weighted
Balance, September 30, 2015:			Exercise			Average
	Options	Shares	Price			Price per
	Outstanding	Available	per share			share
Balances as of December 31, 2014	8,601,086	3,398,914	$0.23	–	1.89	$0.44
Granted	1,040,000	(1,040,000)	0.30	–	0.58	0.35
Plan classification	600,000	(600,000)	0.30	–	0.60	0.33
Balance, September 30, 2015	10,241,086	2,158,914	$0.23	–	1.89	$0.43
						Weighted
			Exercise			Average
Balance, September 30, 2016:	Options	Shares	Price			Price per
	Outstanding	Available	per share			share
Balances as of December 31, 2015	10,241,086	1,758,914	$0.22	–	1.89	$0.44
Granted	40,000	(40,000)		0.45		0.45
Cancelled	(262,500)	262,500		0.40		0.40
Balance, September 30, 2016	10,018,586	1,981,414	$0.22	–	1.89	$0.46

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015						2016
	Non Plan			2007 Plan			Non Plan			2007 Plan
Risk free interest rate	1.83	–	2.33%	1.60	–	2.38%	1.77	–	2.27%	1.36	–	1.77%
Expected volatility	794	–	821%	322	–	807%	641	–	738%	315	–	641%
Expected dividend yield		–			–			–			–
Forfeiture rate		–			–			–			–
Life in years		7		3	–	7		7			5

	2014				2015

	Non Plan			2007 Plan	Non Plan			2007 Plan
Risk free interest rate	2.25	–	2.76%	2.63%	1.83	–	2.33%	1.60	–	2.38%
Expected volatility	837	–	935%	927%	794	–	821%	322	–	807%
Expected dividend yield		—		—		—			—
Forfeiture rate		—		—		—			—
Expected life in years		7		7		7		3	-	7

Outside of 2007 Plan [Member]
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Balance, September 30, 2015:					Weighted
	Options	Exercise			Average
	Outstanding	Price per share			Price per share
Balance, December 31, 2014	17,965,291	$0.18	–	1.00	$0.40
Granted	1,893,434	0.34	–	0.36	0.35
Expired	(46,250)		0.30		0.30
Plan classification	(600,000)	0.30	–	0.63	0.33
Balance, September 30, 2015	19,212,474	$0.18	–	1.00	$0.44
					Weighted
Balance, September 30, 2016:	Options	Exercise			Average
	Outstanding	Price per share			Price per share
Balance, December 31, 2015	19,394,975	$0.18	–	1.00	$0.40
Granted	906,973	0.33	–	0.76	$0.48
Exercised	(60,000)		0.25		0.25
Balance, September 30, 2016	20,241,948	$0.18	–	1.00	$0.41

					Weighted Average
	Options				Price per
	Outstanding	Exercise Price			share
Balances as of December 31, 2013	16,398,395	$0.18	–	$1.00	$0.39
Granted	1,608,771	$0.25	–	0.30	$0.50
Exercised	(41,875)		—		—
Expired	—		—		—
Balances as of December 31, 2014	17,965,294	$0.18	–	$1.00	$0.40
Granted	2,075,931	$0.25	–	0.65	$0.40
Exercised	—	0.33	–	0.65	0.40
Reclassification	(600,000)	0.30	–	0.63	0.33
Expired	(46,250)		0.30		0.30
Balances as of December 31, 2015	19,394,975	$0.18	–	$1.00	$0.40